Share capital and Other contributed capital - Company's Share capital (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Mar. 16, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares	119,098,118	119,007,062
Number of shares	119,098,118	119,007,062		257,227,062
Share Capital (in shares)	$ 30,988	$ 30,964
Other Contributed Capital (in shares)	$ 514,133	$ 506,008
Common Shares
Disclosure of classes of share capital [line items]
Number of shares	119,098,118
Number of shares	119,098,118	119,007,062	257,227,062
Share Capital (in shares)	$ 30,988	$ 30,964
Other Contributed Capital (in shares)	$ 514,133	$ 506,008